IMPAIRMENT OF LONG-LIVED ASSETS - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss on long-lived assets	¥ 2,309